PENSION PLANS AND RETIREMENT BENEFITS (Tables)	6 Months Ended
Jun. 30, 2016
Compensation and Retirement Disclosure [Abstract]
Components of Net Periodic Benefit (Income) Cost

	Pension Benefits		Other Postretirement Benefits
	Three Months Ended June 30,		Three Months Ended June 30,
	2016	2015	2016	2015
Components of Net Periodic Benefit (Income) Cost	($ in millions)
Service cost	$2.7	$1.3	$0.4	$0.3
Interest cost	21.8	20.6	0.4	0.7
Expected return on plans’ assets	(39.1)	(35.7)	—	—
Amortization of prior service cost	0.1	0.1	—	—
Recognized actuarial loss	5.0	7.4	0.8	0.9
Curtailments/settlements	—	—	—	—
Net periodic benefit (income) cost	$(9.5)	$(6.3)	$1.6	$1.9

	Pension Benefits		Other Postretirement Benefits
	Six Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016	2015
Components of Net Periodic Benefit (Income) Cost	($ in millions)
Service cost	$5.9	$2.9	$0.7	$0.6
Interest cost	44.2	41.2	0.9	1.3
Expected return on plans’ assets	(78.9)	(71.3)	—	—
Amortization of prior service cost	0.1	0.1	—	—
Recognized actuarial loss	10.3	14.9	1.6	1.8
Curtailments/settlements	—	0.1	—	0.1
Net periodic benefit (income) cost	$(18.4)	$(12.1)	$3.2	$3.8